Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The Company’s Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the regulations of the Securities and Exchange Commission (the “SEC”) and include Greenbacker Renewable Energy Company LLC and its consolidated subsidiaries.
The Company presents amounts in the Consolidated Financial Statements in thousands within tables and millions within text (unless otherwise specified) and calculates all percentages and per share data from underlying whole dollar amounts. Thus, certain amounts may not foot, crossfoot, or recalculate based on reported numbers due to rounding.

Basis of Consolidation
Basis of Consolidation
The Consolidated Financial Statements include the accounts of the Company, its wholly owned subsidiaries, and the subsidiaries in which it has a controlling financial and/or voting interest. All intercompany balances and transactions have been eliminated in consolidation. The Company determines whether it has a controlling interest in an entity by first evaluating whether the entity is a variable interest entity (“VIE”) under U.S. GAAP. Refer to Note 5. Variable Interest Entities for further details.
Basis of Consolidation
The Consolidated Financial Statements include the accounts of the Company, its wholly owned subsidiaries, and the subsidiaries in which it has a controlling financial and/or voting interest. All intercompany balances and transactions have been eliminated in consolidation. The Company determines whether it has a controlling interest in an entity by first evaluating whether the entity is a variable interest entity (“VIE”) under U.S. GAAP. Refer to Note 4. Variable Interest Entities for further details.

Use of Estimates
Use of Estimates
The preparation of the Company’s Consolidated Financial Statements in conformity with U.S. GAAP requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. The Company bases its estimates on historical experience, current business factors and various other assumptions believed to be reasonable under the circumstances, all of which are necessary in order to form a basis for determining the carrying values of assets and liabilities. Actual results may differ from those estimates and assumptions.
The Company evaluates the adequacy of its reserves and the estimates used in calculations on an ongoing basis. Significant areas requiring management to make estimates include, but are not limited to: (i) the fair values of the reporting units used in assessing the recoverability of goodwill; (ii) estimates of future undiscounted net cash flows used in assessing the recoverability of long-lived assets; (iii) the change in fair value of equity method investments for which the fair value option has been elected; (iv) the change in fair value of contingent consideration; (v) the useful lives of intangible assets; (vi) the grant date fair value of share-based compensation awards; (vii) derivative assets and liabilities for the interest rate swaps; and (viii) valuation allowances on deferred tax assets which are based on an assessment of recoverability of the deferred tax assets against future taxable income. Although some variability is inherent in these estimates, the Company believes that the current estimates are reasonable in all material respects. Adjustments related to changes in estimates are reflected in the Company’s Consolidated Financial Statements in the period for which those estimates changed. Refer to the subsequent footnotes to these Consolidated Financial Statements for additional information on the Company’s estimates.
Use of Estimates
The preparation of the Company’s Consolidated Financial Statements in conformity with U.S. GAAP requires management to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the period. The Company bases its estimates on historical experience, current business factors and various other assumptions believed to be reasonable under the circumstances, all of which are necessary in order to form a basis for determining the carrying values of assets and liabilities. Actual results may differ from those estimates and assumptions.
The Company evaluates the adequacy of its reserves and the estimates used in calculations on an ongoing basis. Significant areas requiring management to make estimates may include, but are not limited to: (i) estimates of future undiscounted net cash flows used in assessing the recoverability of long-lived assets and estimates of the fair value of assets or asset groups used in measuring impairment losses, when required; (ii) the change in fair value of equity method investments for which the fair value option has been elected; (iii) the useful lives of intangible assets; (iv) the grant date fair value of share-based compensation awards; (v) derivative assets and liabilities for the interest rate swaps; and (vi) valuation allowances on deferred tax assets, which are based on an assessment of recoverability of the deferred tax assets against future taxable income. Although some variability is inherent in these estimates, the Company believes that the current estimates are reasonable in all material respects. Adjustments related to changes in estimates are reflected in the Company’s Consolidated Financial Statements in the period for which those estimates changed. Refer to the subsequent footnotes to these Consolidated Financial Statements for additional information on the Company’s estimates.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents include investments in highly liquid money market instruments with an original maturity of three months or less. Restricted cash consists of cash accounts used as collateral for letters of credit and requirements for financial institutional loans and purchase and sale agreements that are restricted for use on certain of the Company’s renewable energy projects.

Concentration of Risk
Concentration of Risk
The Company’s derivative financial instruments and PPAs potentially subject the Company to concentrations of credit risk. The maximum exposure to loss due to credit risk of counterparties of the Company’s derivative financial instruments generally equals the fair value of derivative financial instruments presented in the Company’s Consolidated Balance Sheets. The maximum exposure to loss due to credit risk of counterparties of the Company’s PPAs generally equals the revenue otherwise expected to be earned under the terms of the PPAs. The Company manages these credit risks by maintaining a diversified portfolio of creditworthy counterparties.
Concentration of Risk
The Company’s derivative financial instruments and PPAs potentially subject the Company to concentrations of credit risk. The maximum exposure to loss due to credit risk of counterparties of the Company’s derivative financial instruments generally equals the fair value of derivative financial instruments in an asset position presented in the Company’s Consolidated Balance Sheets. The maximum exposure to loss due to credit risk of counterparties of the Company’s PPAs generally equals the revenue otherwise expected to be earned under the terms of the PPAs. The Company manages these credit risks by maintaining a diversified portfolio of creditworthy counterparties.

Recent Accounting Pronouncements - Adopted and Not Yet Adopted
Recent Accounting Pronouncements - Adopted
In December 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The Company adopted ASU 2023-09 on a prospective basis for the year ended
December 31, 2025. ASU 2023-09 has immaterial impacts to our income tax disclosures with no implications to our financial position or results of operations. Refer to Note 14. Income Taxes for further details.
Recent Accounting Pronouncements - Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, “Income Statement (Subtopic 220-40): Reporting Comprehensive Income, Expense Disaggregation Disclosures,” which requires disclosures for a more detailed disaggregation of income statement expenses. ASU 2024-03 requires a public entity to report relevant expenses presented on the face of the income statement for continued operations such as: (i) purchases of inventory; (ii) depreciation; and (iii) intangible asset amortization. For public business entities, the amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and effective for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 may be adopted prospectively or retrospectively. The Company is in the process of assessing the impacts and method of adoption.
In May 2025, the FASB issued ASU No. 2025-03, "Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE)," which clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for all entities for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. The Company is evaluating the impact of ASU 2025-03 on its Consolidated Financial Statements and related disclosures.
In September 2025, the FASB issued ASU No. 2025-06, "Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software,” which simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout ASC 350-40. The standard is effective for all entities for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. The Company is evaluating the impact of ASU 2025-06 on its Consolidated Financial Statements and related disclosures.
In December 2025, the FASB issued ASU No. 2025-10, "Government Grants (Topic 832)—Accounting for Government Grants Received by Business Entities,” which amends ASC Topic 832, Government Assistance, to include guidance on the recognition, measurement, and presentation of government grants, leveraging the principles in International Accounting Standards (“IAS”) 20, which the Company currently follows. Given the similarities between the guidance in ASU 2025-10 and IAS 20, adoption of ASU 2025-10 by companies currently applying IAS 20 by analogy will likely not have a significant impact. ASU 2025-10 defines a government grant as a “transfer of a monetary asset or a tangible nonmonetary asset, other than in an exchange transaction (including an exchange transaction that may be at a significant discount to fair value), from a government to an entity.” For public business entities, the amendments in ASU 2025-10 are effective for annual periods in fiscal years beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If a business entity adopts the amendments in ASU 2025-10 in an interim reporting period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. The Company is evaluating the impact of ASU 2025-10 on its Consolidated Financial Statements and related disclosures.
Also in December 2025, the FASB issued ASU 2025-11, "Interim Reporting (Topic 270) - Narrow-Scope Improvements,” which improves the navigability of the guidance in ASC No. Topic 270, Interim Reporting (“ASC 270”), and clarifies when it applies. It also addresses the form and content of financial statements, adds lists to ASC 270 of the interim disclosures required by all other ASC topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. Per FASB, ASU 2025-11 is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is evaluating the impact of this ASU 2025-11 on its Consolidated Financial Statements and related disclosures.
Changes to U.S. GAAP are established by the FASB in the form of ASUs to the FASB ASC. ASUs issued which are not specifically listed above were assessed and have already been adopted in a prior period or determined to be either not applicable or are not expected to have a material impact on the Company’s Consolidated Financial Statements and related disclosures.
Recent Accounting Pronouncements - Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, “Income Statement (Subtopic 220-40): Reporting Comprehensive Income, Expense Disaggregation Disclosures,” which requires disclosures for a more detailed disaggregation of income statement expenses. ASU 2024-03 requires a public entity to report relevant expenses presented on the face of the income statement for continued operations such as: (i) purchases of inventory; (ii) depreciation; and (iii) intangible asset amortization. For public business entities, the amendments in ASU 2024-03 are effective for fiscal years beginning after December 15, 2026 and effective for interim periods beginning after December 15, 2027, with early adoption permitted. ASU 2024-03 may be adopted prospectively or retrospectively. The Company is in the process of assessing the impacts and method of adoption.
In May 2025, the FASB issued ASU No. 2025-03, "Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity (VIE)," which clarifies the guidance in determining the accounting acquirer in a business combination effected primarily by exchanging equity interests when the acquiree is a VIE that meets the definition of a business. The standard is effective for all entities for fiscal years beginning after December 15, 2026, and interim periods within those fiscal years. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company is evaluating the impact of ASU 2025-03 on its Consolidated Financial Statements and related disclosures.
In September 2025, the FASB issued ASU No. 2025-06, "Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40), Targeted Improvements to the Accounting for Internal-Use Software,” which simplifies the capitalization guidance by removing all references to prescriptive and sequential software development stages
(referred to as “project stages”) throughout ASC 350-40. The standard is effective for all entities for fiscal years beginning after December 15, 2027, and interim periods within those fiscal years. Early adoption is permitted as of the beginning of an annual reporting period. The Company is evaluating the impact of ASU 2025-06 on its Consolidated Financial Statements and related disclosures.
In December 2025, the FASB issued ASU No. 2025-10, "Government Grants (Topic 832)—Accounting for Government Grants Received by Business Entities,” which amends ASC Topic 832, Government Assistance, to include guidance on the recognition, measurement, and presentation of government grants, leveraging the principles in International Accounting Standards (“IAS”) 20, which the Company currently applies by analogy. Given the similarities between the guidance in ASU 2025-10 and IAS 20, adoption of ASU 2025-10 by companies currently applying IAS 20 by analogy will likely not have a significant impact. For public business entities, the amendments in ASU 2025-10 are effective for annual periods in fiscal years beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If a business entity adopts the amendments in ASU 2025-10 in an interim reporting period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. The Company is evaluating the impact of ASU 2025-10 on its Consolidated Financial Statements and related disclosures.
In December 2025, the FASB issued ASU No. 2025-11, "Interim Reporting (Topic 270) - Narrow-Scope Improvements,” which improves the navigability of the guidance in ASC Topic 270, Interim Reporting (“ASC 270”), and clarifies when it applies. It also addresses the form and content of financial statements, adds lists to ASC 270 of the interim disclosures required by all other ASC topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. For public business entities, the amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of ASU 2025-11 on its Consolidated Financial Statements and related disclosures.
In May 2026, the FASB issued ASU No. 2026‑02, “Environmental Credits and Environmental Credit Obligations (Topic 818),” which establishes a comprehensive accounting model for environmental credits and environmental credit obligations. The amendments provide guidance on the recognition, measurement, presentation, and disclosure of environmental credits and related compliance obligations for entities that generate, purchase, or receive environmental credits or are subject to regulatory compliance programs that may be settled using environmental credits. For public business entities, the amendments in ASU 2026‑02 are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The Company is currently evaluating the impact of the adoption of ASU 2026‑02 on its Consolidated Financial Statements and related disclosures.
Changes to U.S. GAAP are established by the FASB in the form of ASUs to the FASB ASC. ASUs issued which are not specifically listed above were assessed and have already been adopted in a prior period or determined to be either not applicable or are not expected to have a material impact on the Company’s Consolidated Financial Statements and related disclosures.

Fair Value Measurements
Fair Value Measurements
ASC Topic 820, Fair Value Measurements (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between marketplace participants. This guidance prioritizes the use of market-based inputs over entity-specific inputs and establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation. The three levels of valuation hierarchy are defined as follows:
Level 1: Unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2: Other significant observable inputs that are sourced either directly or indirectly from publications or pricing services, including dealer or broker markets, for identical or comparable assets or liabilities. Generally, these inputs should be widely accepted and public, non-proprietary, and sourced from an independent third party.
Level 3: Inputs derived from a significant amount of unobservable market data and derived primarily through the use of internal valuation methodologies.
The Company’s financial assets and liabilities measured at fair value consist of cash and cash equivalents, accounts receivable, accounts payable, equity method investments, contingent consideration, and interest rate swaps. Cash and cash equivalents consist of bank deposits and short-term investments, such as money market funds, the fair value of which is based on quoted market prices, a Level 1 fair value measure. As of December 31, 2025 and 2024, the carrying values of cash, accounts receivable and accounts payable approximate fair value because of the short-term maturity of these instruments. Refer to Note 6. Fair Value Measurements and Investments for further details.
Derivative Assets and Liabilities
The Company estimates the fair value of its interest rate derivatives using a discounted cash flow valuation technique based on the net amount of estimated future cash flows related to the agreements. The primary inputs used in the fair value measurements include the contractual terms of the derivative agreements, current interest rates, and credit spreads. The significant inputs for the resulting fair value measurement are market-observable inputs, and thus the valuation of the swaps is classified as Level 2 in the fair value hierarchy.
During 2024, the Company entered into an option contract with a counterparty for the right, but not the obligation, to enter into an interest rate swap with the counterparty in exchange for a premium of $2.6 million. The option expired without exercise on March 27, 2025. The valuation of the option was classified as Level 2 in the fair value hierarchy. Refer to Note 9. Derivative Instruments for further detail.
Investments at Fair Value
In the table above, certain equity method and other investments included within investments at fair value may be valued at the purchase price for a period of time after an acquisition as the best indicator of fair value. In addition, certain valuations of investments may be entirely or partially derived by reference to observable valuation measures for a pending or consummated transaction. In the absence of quoted prices in active markets, the Company uses a variety of techniques to measure the fair value of its investments. The methodologies incorporate the Company’s assumptions about the factors that a market participant would use to value the investments. The various unobservable inputs used to determine the Level 3 valuations may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements. Refer to Unconsolidated Variable Interest Entities in Note 4. Variable Interest Entities for additional information on the Company’s investments at fair value.